Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2024	Jan. 31, 2023
Current
Cash	$ 25,699	$ 20,776
Prepaids and other receivables	75,924	126,715
Total current assets	101,623	147,491
Equipment	38,935	60,953
Exploration and evaluation assets	700,852	803,251
Total assets	841,410	1,011,695
Current
Accounts payable	173,954	106,517
Accrued liabilities	51,893	76,869
Due to related parties	600,223	443,071
Notes payable	2,561,691	2,202,540
Total current liabilities	3,387,761	2,828,997
Withholding taxes payable	138,568	158,814
Total liabilities	3,526,329	2,987,811
Shareholders’ deficit
Share capital	8,176,210	8,176,210
Share-based payment reserve	4,078,941	4,078,941
Deficit	(14,552,074)	(13,914,265)
Accumulated other comprehensive loss	(387,996)	(317,002)
Total shareholders’ deficit	(2,684,919)	(1,976,116)
Total liabilities and shareholders’ deficit	$ 841,410	$ 1,011,695